Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

Amounts
Balance, as of December 31, 2023	—
Acquisition (Note 3)	136,250
Balance, as of December 31, 2024	136,250
Acquisition (Note 3)	502,421
Measurement period adjustments (Note 3)	(26,335)
Exchange difference	(16,037)

Balance, as of December 31, 2025	596,299